Intangibles And Goodwill (Changes In Carrrying Amount Of Intangibles With Indefinite Useful Lives) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 7,762
Additions	123	$ 138
Intangible assets and goodwill at end of period	8,259	7,762
Broadcast Rights and Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,029	5,029
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	5,029	5,029
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	280	280
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	280	280
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,953	1,947
Additions	492	25
Disposition	0	(19)
Intangible assets and goodwill at end of period	$ 2,445	$ 1,953